Commitments and Contigencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments

As of December 31, 2019, under the prior lease standard (Topic 840), future minimum lease payments under non-cancelable operating leases are as follows:

December 31, 2019
2020	$15,886
2021	13,186
2022	10,385
2023	6,572
2024	3,216
Thereafter	2,771
Total minimum lease payments	$52,016

The future minimum lease payments for the years following December 31, 2019 are as follows:

2020	$15,886
2021	13,186
2022	10,385
2023	6,572
2024	3,216
Thereafter	2,771
$52,016